Tax - Schedule of Movements in Deferred Tax Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	£ (125)
Deferred tax liabilities, at 31 December	(146)	£ (125)
Prior to offsetting of balances within same taxing jurisdiction
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	(1,939)	(2,384)
(Charge) credit to the income statement	170	259
Credit to other comprehensive income	120	177
Exchange and other adjustments		9
Deferred tax liabilities, at 31 December	(1,660)	(1,939)
Prior to offsetting of balances within same taxing jurisdiction | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	(11)
Prior to offsetting of balances within same taxing jurisdiction | Property, plant and equipment £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	0	0
(Charge) credit to the income statement	(45)	0
Credit to other comprehensive income		0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(45)	0
Prior to offsetting of balances within same taxing jurisdiction | Property, plant and equipment £m | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	(120)	(89)
(Charge) credit to the income statement	31	(31)
Credit to other comprehensive income	0	0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(89)	(120)
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements £m | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	(223)	(346)
(Charge) credit to the income statement	32	123
Credit to other comprehensive income	0	0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(191)	(223)
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value £m | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Pension assets £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	(814)	(971)
(Charge) credit to the income statement	2	2
Credit to other comprehensive income	85	155
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(727)	(814)
Prior to offsetting of balances within same taxing jurisdiction | Pension assets £m | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	(533)	(683)
(Charge) credit to the income statement	164	150
Credit to other comprehensive income	0	0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(369)	(533)
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	(249)	(295)
(Charge) credit to the income statement	(14)	15
Credit to other comprehensive income	35	22
Exchange and other adjustments		9
Deferred tax liabilities, at 31 December	(239)	£ (249)
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	£ (11)